INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventories	Inventories consisted of the following:

	As of December 31,
	2012	2013
Raw materials	$13,955	$12,413
Work-in-progress	14,666	19,522
Finished goods	19,153	13,162

Total	$47,774	$45,097